Stockholders' Equity and Mezzanine Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Stockholders' Equity and Mezzanine Equity

Note 7 - Shareholders’ Deficit

Preference Shares—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and June 30, 2022, there were no preference shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 110,000,000 shares of Founder Shares with a par value of $0.0001 per share. As of June 30, 2022 and December 31, 2021, there were 3,187,500 Ordinary Shares outstanding (excluding 12,500,000 shares subject to redemption) and after giving affect to the forfeiture of 37,500 Ordinary Shares since the underwriters’ did not exercise the over-allotment option.

Note 7 - Shareholders’ Deficit

Preference Shares—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021, there were no preference shares issued or outstanding.

Ordinary shares — The Company is authorized to issue 110,000,000 shares of Founder Shares with a par value of $0.0001 per share. As of December 31, 2021, there were 3,187,500 shares of Ordinary shares outstanding (excluding 12,500,000 shares subject to redemption) and after giving affect to the forfeiture of 37,500 Ordinary shares since the underwriters’ did not exercise of the over-allotment option.

Wag Labs, Inc.
Stockholders' Equity and Mezzanine Equity

10.Stockholders’ Equity and Mezzanine Equity

Redeemable Preferred Stock — Mezzanine Equity

On January 28, 2022, The Company issued 1.1 million convertible preferred shares (“Series P”) in exchange for $11 million of cash. Series P was issued on substantially similar terms to the Company’s other convertible preferred share issuances, except for the Series P convertible share agreement contains an adjustment provision that provides for additional shares to be issued based on a formula if the proposed Merger is not completed, as defined the Company’s Amended and Restated Certificate of Incorporation.

The Company had outstanding redeemable preferred stock as follows (in thousands, except per share amounts):

	June 30, 2022
		Shares Issued and		Liquidation
Series	Shares Designated	Outstanding	Carrying Amount	Preference
Seed	4,502,881	4,502,881	$19,382	$3,117
A	6,072,815	6,072,815	25,969	9,500
B	6,694,033	6,694,033	32,057	15,000
C	7,275,657	7,275,657	32,857	39,800
P	4,750,000	1,100,000	10,925	11,000
Total	29,295,386	25,645,386	$121,190	$78,417

	December 31, 2021
		Shares Issued and		Liquidation
Series	Shares Designated	Outstanding	Carrying Amount	Preference
Seed	4,502,881	4,502,881	$19,382	$3,117
A	6,072,815	6,072,815	25,969	9,500
B	6,694,033	6,694,033	32,057	15,000
C	7,275,657	7,275,657	32,857	39,800
Total	24,545,386	24,545,386	$110,265	$67,417

Preferred Stock Provisions

Dividends — The holders of preferred stock shall be entitled to receive dividends, out of any assets legally available therefore, on a pari passu basis prior and in preference to any declaration or payment of any dividend (payable other than in shares of common stock) on the common stock of the Company, at the dividend rate, payable when, as and if declared by the Company’s Board of Directors. For the purpose of this section, dividend rate shall mean: $0.0554 per annum for each share of Series Seed Preferred, $0.1251 per annum for each share of Series A Preferred, $0.1793 per annum for each share of Series B Preferred, $0.4376 per annum for each share of Series C Preferred, and $0.80 per annum for each share of Series P Preferred. Further, the Company has never paid dividends, and as the dividends are non-cumulative, the Company does not anticipate paying dividends in the future.

Voting Rights — Each holder of Series Seed, Series A, Series B, Series C, and Series P Preferred is entitled to have voting rights. In addition to the separate votes of preferred stock, the shares can convert into common shares and thus have the same voting rights as common stockholders. As of June 30, 2022 and December, 31, 2021 the Common Stockholders can elect one member of the Board, Preferred Stockholders can elect three members of the Board, and the Common and Preferred Stockholders as a single class on an as converted basis elect the remaining one Board members. As of August 2021, the Company increased the Board size from five to seven, where the Common and Preferred Stockholders as a single class on an as converted basis elect the remaining three Board members.

Liquidation Preference — Should a voluntary or involuntary liquidation, dissolution or winding-up of the Company commence, the holders of Series Seed, Series A, Series B, Series C, and Series P Preferred will receive an aggregate amount equal to the original issue price pro rata according to the number of outstanding shares held by each holder. For the purpose of this section, original issue price shall mean, $0.6922 per Series Seed preferred share, $1.5643 per Series A preferred share, $2.2408 per Series B preferred share, $5.4703 per Series C preferred share, and $10.00 per Series P preferred share.

Conversion Rights — The convertible preferred shares of Series Seed, Series A, Series B, Series C, and Series P are convertible at the option of the holder at any time. Additionally, the instruments automatically convert into shares of common stock upon the affirmative election of the holders of a majority of the then- outstanding shares of Preferred Stock, or immediately upon the closing of a firmly underwritten public offering resulting in at least $24.5934 per share of public offering price and $175,000,000 of gross proceeds. Given that the conversion ratio is fixed at 1:1, the Company would issue a fixed number of shares of common stock and not a variable number of shares to settle the convertible preferred stock, unless a new round of common stock is issued. There was no benefit to any of the preferred stockholders to convert their shares into common stock as of their date of issuance as the fair value of common stock was consistently lower than the fair value of preferred stock for each round of preferred stock then outstanding. As such, the conversion features were not in the money at the commitment date, therefore no beneficial conversion feature exists.

The Preferred Stockholders’ have the ability to control the Board and influence decisions such as a liquidation or redemption events, which are outside of the control of the Company. Therefore, the preferred stock is presented within the mezzanine equity within the balance sheet for the respective periods.

Accumulated Other Comprehensive Income (Loss)

There were not changes to accumulated other comprehensive income (loss) for the six months ended June 30, 2022 and 2021.

Common Stock

As of both June 30, 2022 and December 31, 2021, the Company had authorized 77,808,512 and 43,763,126 shares of common stock (“common stock”) at a par value of $0.0001 per share, respectively. As of June 30, 2022 and December 31, 2021, 6,317,897 and 6,297,398 shares of the Company’s common stock were issued and outstanding, respectively.

Common Stock Reserved for Future Issuance

At June 30, 2022 and December 31, 2021, the Company had reserved common stock for future issuances, as follows:

	June 30, 2022	December 31, 2021
Seed	4,502,881	4,502,881
A	6,072,815	6,072,815
B	6,694,033	6,694,033
C	7,275,657	7,275,657
P	4,750,000	—
Common stock option plan:
Options outstanding	7,540,964	7,580,496
Options available for future grants	110,966	91,933
Common warrants	91,310	91,310
Total	37,038,626	32,309,125

Stock Option Plan

Under the Company’s 2014 Stock Option Plan (the “2014 Plan”), options may be granted at fair value, generally vest over four years, and expire in ten years.

A summary of the Company’s option activity under the 2014 Plan is as follows:

		Weighted-average	Weighted-average
	Number of	exercise	grant date
	Options	price	fair value
Outstanding, December 31, 2021	7,580,496	$0.39	$0.13
Granted	—	—	—
Exercised	(20,499)	0.12	0.04
Cancelled/forfeited	(19,033)	0.70	0.29
Outstanding, June 30, 2022	7,540,964	$0.39	$0.14

The following table summarizes the total stock-based compensation expense by function for the six months ended June 30, 2022 and 2021 (in thousands).

	Three months ended		Six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Operations and support	$9	$9	$18	$18
Sales and marketing	2	4	5	8
General and administrative	29	48	71	96
	$40	$61	$94	$122

Restricted Stock

The Company accounts for restricted stock issued to employees at fair value, based on the market price of stock on the date of grant, net of estimated forfeitures. The fair value of restricted stock units awarded are measured at the grant date. Almost all restricted stock was issued to founders or employees of the Company.

A summary of restricted stock activity for the six months ended June 30, 2022 is as follows:

Restricted Stock (Unvested)
Weighted Average Grant
	Number of	Date Fair Value
	Shares	($ per share)
Unvested at December 31, 2021	174,154	$0.21
Grants	—	—
Vested	—	—
Forfeited	—	—
Unvested at June 30, 2022	174,154	$0.21

As of the six months ended June 30, 2022 there was $12 thousand of unrecognized expense related to unvested restricted stock. There was no outstanding restricted stock at 3/31/2021. The Company recognizes restricted stock compensation over a straight-line basis over the service period of the entire award, subject to the application of an estimate for forfeiture.

Common Stock Warrants

Prior to January 2019, the Company granted 91,310 warrants to purchase common stock. The weighted average exercise price for the warrants were $1.54, and the term of the warrants were 10 years. The warrants were valued on the date of grant using the Black-Scholes Merton option pricing model.

A summary of common stock warrants outstanding as of June 30, 2022 and December 31, 2021 is as follows:

		Weighted Average	Aggregate
	Number of	Exercise	Intrinsic
	Shares	Price ($ per share)	Value
Outstanding at June 30, 2022	91,310	$1.54	—
Outstanding at December 31, 2021	91,310	$1.54	—

11.Stockholders’ Equity and Mezzanine Equity

Redeemable Preferred Stock — Mezzanine Equity

The Company had outstanding redeemable preferred stock as follows (in thousands, except share amounts):

	December 31, 2021
		Shares Issued and		Liquidation
Series	Shares Designated	Outstanding	Carrying Amount	Preference
Seed	4,502,881	4,502,881	$19,382	$3,117
A	6,072,815	6,072,815	25,969	9,500
B	6,694,033	6,694,033	32,057	15,000
C	7,275,657	7,275,657	32,857	39,800
Total	24,545,386	24,545,386	$110,265	$67,417

	December 31, 2020
		Shares Issued and		Liquidation
Series	Shares Designated	Outstanding	Carrying Amount	Preference
Seed	4,502,881	4,502,881	$19,382	$3,117
A	6,072,815	6,072,815	25,969	9,500
B	6,694,033	6,694,033	32,057	15,000
C	7,275,657	7,275,657	32,857	39,800
Total	24,545,386	24,545,386	$110,265	$67,417

Series D repurchase

In December 2019, the Company agreed to repurchase all Series D preferred stock from the Series D investor at a total purchase price of $75 million. Series D had originated in February 2018, whereby the Company authorized and sold 31,715,826 shares of the Company’s Series D preferred stock for $260 million. The difference between the repurchase price of the Series D preferred shares and its carrying amount was recorded as a credit to accumulated deficit in the statement of mezzanine equity and stockholders’ deficit. The repurchased shares were retired in connection with the repurchase.

Preferred Stock Provisions

Dividends — The holders of preferred stock shall be entitled to receive dividends, out of any assets legally available therefore, on a pari passu basis prior and in preference to any declaration or payment of any dividend (payable other than in shares of common stock) on the common stock of the Company, at the dividend rate, payable when, as and if declared by the Company’s Board of Directors. For the purpose of this section, dividend rate shall mean: $0.0554 per annum for each share of Series Seed Preferred, $0.1251 per annum for each share of Series A Preferred, $0.1793 per annum for each share of Series B Preferred, and $0.4376 per annum for each share of Series C Preferred. Further, the Company has never paid dividends, and as the dividends are non-cumulative, the Company does not anticipate paying dividends in the future.

Voting Rights — Each holder of Series Seed, Series A, Series B, and Series C Preferred is entitled to have voting rights. In addition to the separate votes of preferred stock, the shares can convert into common shares and thus have the same voting rights as common stockholders. As of December 31, 2021 and 2020, the Common Stockholders can elect one member of the Board, Preferred Stockholders can elect three members of the Board, and the Common and Preferred Stockholders as a single class on an as converted basis elect the remaining one Board members. In August 2021, the Company increased the Board size from five to seven, where the Common and Preferred Stockholders as a single class on an as converted basis elect the remaining three Board members.

Liquidation Preference — Should a voluntary or involuntary liquidation, dissolution or winding-up of the Company commence, the holders of Series Seed, Series A, Series B and Series C Preferred will receive an aggregate amount equal to the original issue price pro rata according to the number of outstanding shares held by each holder. For the purpose of this section, original issue price shall mean, $0.6922 per Series Seed preferred share, $1.5643 per Series A preferred share, $2.2408 per Series B preferred share and $5.4703 per Series C preferred share.

Conversion Rights — The convertible preferred shares of Series Seed, Series A, Series B and Series C are convertible at the option of the holder at any time. Additionally, the instruments automatically convert into shares of common stock upon the affirmative election of the holders of a majority of the then-outstanding shares of Preferred Stock, or immediately upon the closing of a firmly underwritten public offering resulting in at least $24.5934 per share of public offering price and $175,000,000 of gross proceeds. Given that the conversion ratio is fixed at 1:1, the Company would issue a fixed number of shares of common stock and not a variable number of shares to settle the convertible preferred stock, unless a new round of common stock is issued. There was no benefit to any of the preferred stockholders to convert their shares into common stock as of their date of issuance as the fair value of common stock was consistently lower than the fair value of preferred stock for each round of preferred stock then outstanding. As such, the conversion features were not in the money at the commitment date, therefore no beneficial conversion feature exists.

The Preferred Stockholders’ have the ability to control the Board and influence decisions such as a liquidation or redemption events, which are outside of the control of the Company. Therefore, the preferred stock is presented within the mezzanine equity within the consolidated balance sheet for the respective periods.

Common Stock

As of December 31, 2021, and 2020, the Company had authorized 43,763,126 and 43,763,126 shares of common stock (“common stock”) at a par value of $0.0001 per share, respectively. As of December 31, 2021, and 2020, 6,297,398 and 5,629,095 shares of the Company’s common stock were issued and outstanding, respectively.

Common Stock Reserved for Future Issuance

At December 31, 2021 and 2020, the Company had reserved common stock for future issuances, as follows:

	December 31, 2021	December 31, 2020
Seed	4,502,881	4,502,881
A	6,072,815	6,072,815
B	6,694,033	6,694,033
C	7,275,657	7,275,657
Common stock option plan:
Options outstanding	7,580,496	7,383,320
Options available for future grants	91,933	492,324
Common warrants	91,310	91,310
Total	32,309,125	32,512,340

Stock Option Plan

Under the Company’s 2014 Stock Option Plan (the “2014 Plan”), options may be granted at fair value, generally vest over four years and expire in ten years.

A summary of the Company’s option activity under the 2014 Plan is as follows:

			Weighted-
		Weighted-average	average grant
Stock Options	Number of Options	exercise price	date fair value
Outstanding, December 31, 2019	3,930,520	$2.89	$1.41
Granted	6,662,863	0.09	0.06
Exercised	(21,917)	0.29	0.16
Cancelled/forfeited	(3,188,146)	2.80	1.40
Outstanding, December 31, 2020	7,383,320	0.41	0.20
Granted	628,302	0.20	0.03
Exercised	(29,061)	0.09	0.04
Cancelled/forfeited	(402,065)	0.54	0.27
Outstanding, December 31, 2021	7,580,496	$0.39	$0.13

The following table summarizes information about currently outstanding and vested stock options as of December 31, 2021 and 2020:

		Weighted-Average
		Remaining	Vested and
	Outstanding,	Contractual Life	Exercisable,
Exercise Price	December 31, 2021	(Years)	December 31, 2021
0.09	6,199,710	$8.21	4,294,192
0.16	321,061	9.16	201,631
0.26	254,100	9.97	—
0.86	6,025	5.20	6,025
2.17	24,282	5.65	24,282
2.78	544,009	7.35	490,346
2.96	231,309	6.78	231,309
	7,580,496	8.20	5,247,785

		Weighted-Average
		Remaining	Vested and
	Outstanding,	Contractual Life	Exercisable,
Exercise Price	December 31, 2020	(Years)	December 31, 2020
0.09	6,512,000	$9.19	2,908,482
0.86	6,025	6.2	6,025
2.17	24,282	6.65	24,282
2.78	607,143	8.26	441,002
2.96	233,870	7.72	233,870
	7,383,320	9.06	3,613,661

As of December 31, 2021 and 2020, the aggregate intrinsic value of options outstanding and exercisable was $1.2 million and $204 thousand, respectively. The aggregate intrinsic value of options is determined as the difference between the exercise price of the options and the estimated fair value of the common stock. The intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was zero for each period.

The weighted-average grant date fair value of options granted during the years ended December 31, 2021 and 2020 was $0.03 and $0.06 per option, respectively.

The estimated grant date fair values of employee stock-based options were calculated using the Black-Scholes valuation model, based on the following assumptions. Since the Company does not a history of paying dividends, the expected dividend yield is 0%.

	December 31, 2021	December 31, 2020
Expected term	5.20 – 9.97 years	5.58 – 10.0 years
Volatility (%)	57.93% – 59.49%	54.25% – 57.73%
Risk-free interest rate (%)	0.71% – 1.55%	0.32% – 0.95%

For the years ended December 31, 2021 and 2020, total stock-based compensation expense was $0.2 million and $0.3 million, respectively. As of December 31, 2021, the aggregate stock compensation expense remaining to be amortized was $0.2 million. The Company expects this compensation balance to be recognized over a weighted average of 1.87 years. The Company expects to continue to issue unit-based awards to its employees in future periods.

The following table summarizes the total stock-based compensation expense by function for the year ended December 31, 2021 and 2020 (in thousands).

	2021	2020
Operations and support	$36	$32
Sales and marketing	11	9
General and administrative	175	244
	$222	$285

Restricted Stock

The Company accounts for restricted stock issued to employees and directors at fair value, based on the market price of stock on the date of grant, net of estimated forfeitures. The fair value of restricted stock units awarded are measured at the grant date.

A summary of restricted stock activity for the year ended December 31, 2021 is as follows:

	Restricted Stock (Unvested)
		Weighted Average Grant
		Date Fair Value
	Number of Shares	($ per share)
Unvested at December 31, 2020	—	—
Grants	174,154	$0.21
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2021	174,154	$0.21

For the years ended December 31, 2021 and 2020, there was $14 thousand and zero unrecognized expense related to unvested restricted stock, respectively. The Company recognizes restricted stock compensation over a straight-line basis over the service period of the entire award, subject to the application of an estimate for forfeiture.

Common stock warrants

Prior to January 2019, the Company granted 91,310 warrants to purchase common stock. The weighted average exercise price for the warrants were $1.54, and the term of the warrants were 10 years. The warrants were valued on the date of grant using the Black-Scholes Merton option pricing model.

A summary of common stock warrants outstanding as of December 31, 2021 and 2020 is as follows:

		Weighted Average
	Number of	Exercise Price	Aggregate Intrinsic
	Shares	($ per share)	Value
Outstanding at December 31, 2021	91,310	$1.54	—
Outstanding at December 31, 2020	91,310	$1.54	—